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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Pear Tree Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey
Pear Tree Funds
 55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant’s telephone number)

Date of fiscal year end:  March 31
Date of reporting period: December 31, 2014

Item 1. Schedule of Investments

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2014

Common Stock - 95.8%
	Shares	Value
AIRLINES - 2.1%
Spirit Airlines, Inc. (a)	13,226	999,621
Virgin America Inc. (a)	24,696	1,068,102
		2,067,723
AUTO COMPONENTS - 1.4%
Motorcar Parts of America, Inc. (a)	43,206	1,343,274

BANKS - 6.1%
Bryn Mawr Bank Corporation	7,146	223,670
Central Pacific Financial Corporation	83,883	1,803,484
CoBiz Financial, Inc.	103,909	1,364,325
F.N.B. Corporation	117,880	1,570,162
Pinnacle Financial Partners, Inc. (a)	28,369	1,121,710
		6,083,351

BIOTECHNOLOGY - 0.5%
Kite Pharma, Inc. (b)	9,006	519,376

BUILDING PRODUCTS - 2.2%
NCI Building Systems, Inc. (a)	38,474	712,538
Trex Company, Inc. (a)	28,700	1,222,046
Apogee Enterprises, Inc.	5,663	239,941
		2,174,525
CHEMICALS - 2.9%
Cambrex Corporation (a)	21,397	462,603
Ferro Corporation (a)	188,035	2,436,934
		2,899,537
COMMERCIAL SERVICES & SUPPLIES - 4.2%
Acacia Research Corporation - Acacia Technologies (b)	49,227	833,905
Kforce, Inc.	119,694	2,888,216
WageWorks, Inc. (a)	7,985	515,591
		4,237,712

COMMUNICATIONS EQUIPMENT - 0.1%
Ubiquiti Networks, Inc. (b)	2,775	82,251

CONSTRUCTION & ENGINEERING - 0.2%
Tutor Perini Corporation (a)	7,671	184,641

CONSTRUCTION MATERIALS - 0.3%
U.S. Concrete, Inc. (a)	10,960	311,812

DIVERSIFIED FINANCIALS - 2.8%
Cardtronics, Inc. (a)	46,183	1,781,740
Hercules Technology Growth Capital, Inc. (b)	64,686	962,528
		2,744,268
DIVERSIFIED FINANCIAL SERVICES - 1.4%
Greenhill & Co., Inc.	31,132	1,357,355

ELECTRONIC EQUIPMENT - 0.7%
Canadian Solar, Inc. (a) (b)	30,403	735,448

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Applied Optoelectronics, Inc. (a)	8,015	89,928

FOOD & DRUG RETAILING - 1.1%
Fresh Market, Inc. (The) (a) (b)	26,831	1,105,437

FOOD PRODUCTS - 1.9%
Amira Nature Foods Ltd (a) (b)	129,217	1,854,264

HEALTH CARE EQUIPMENT & SUPPLIES - 7.9%
BioTelemetry, Inc. (a)	12,259	122,958
LDR Holding Corporation (a)	42,396	1,389,741
Natus Medical, Inc. (a)	66,220	2,386,569
Spectranetics Corporation (The) (a)	52,451	1,813,758
ZELTIQ Aesthetics, Inc. (a)	76,261	2,128,445
		7,841,471
HOTELS, RESTAURANTS & LEISURE - 3.3%
Fiesta Restaurant Group, Inc. (a)	12,219	742,915
Papa Johns International, Inc.	22,128	1,234,742
National CineMedia, Inc.	98,995	1,422,558
		3,400,215
INSURANCE - 1.8%
United Insurance Holdings Corporation	81,741	1,794,215

IT CONSULTING & SERVICES - 4.0%
Alliance Data Systems Corporation (a)	13,791	3,944,915

MACHINERY - 2.0%
Greenbrier Companies, Inc. (The) (b)	21,068	1,131,984
H&E Equipment Services, Inc.	30,164	847,307
		1,979,291
MEDIA -8.1%
Cinemark Holdings, Inc.	43,191	1,536,736
Entravision Communications Corporation, Class A	222,064	1,438,975
IMAX Corporation (a) (b)	88,331	2,729,428
Regal Entertainment Group (b)	106,911	2,283,619
		7,988,758
OIL & GAS - 1.8%
Carrizo Oil & Gas, Inc. (a)	12,741	530,026
Diamondback Energy, Inc. (a)	16,670	996,533
SemGroup Corporation	4,302	294,214
		1,820,773
PHARMACEUTICALS - 2.9%
Perniz Therapeutics Holdings, Inc. (a)	56,983	535,070
Tetraphase Pharmaceuticals, Inc. (a)	59,851	2,376,683
		2,911,753
PHARMACEUTICALS & BIOTECHNOLOGY - 1.0%
Cempra, Inc. (a)	19,333	454,519
IGI Laboratiories, Inc. (a)	53,905	474,364
		928,883
REAL ESTATE - 13.9%
Brandywine Realty Trust	27,912	446,034
DuPont Fabros Technology, Inc.	49,205	1,635,574
Education Realty Trust, Inc.	58,957	2,157,237
EPR Properties	79,410	4,576,398
Hersha Hospitality Trust	252,334	1,773,908
Physicians Realty Trust	115,622	1,919,325
Select Income	45,722	1,116,074
Terreno Realty Corporation	11,628	239,886
		13,864,436
ROAD & RAIL - 3.6%
Saia, Inc. (a)	18,831	1,042,484
Swift Transportation Company (a)	54,714	1,566,462
YRC Worldwide Inc. (a)	41,000	922,090
		3,531,036
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.1%
Integrated Device Technology, Inc. (a)	107,839	2,113,644
Microsemi Corporation (a)	34,728	985,581
		3,099,225
SOFTWARE -1.8%
Verint Systems, Inc. (a)	30,324	1,767,283

SOFTWARE & SERVICES -6.8%
Actua Corporation (a)	132,694	2,450,858
Ambarella, Inc. (a) (b)	54,324	2,755,313
ARC Document Solutions, Inc. (a)	51,309	524,378
Luxoft Holding, Inc. (a) (b)	26,281	1,012,081
		6,742,630
SPECIALTY RETAIL - 2.9%
Asbury Automotive Group, Inc. (a)	27,946	2,121,660
Restoration Hardware Holdings, Inc. (a)	7,958	764,048
		2,885,708
TEXTILES & APPAREL - 2.0%
Deckers Outdoor Corporation (a)	21,663	1,972,199

TRADING COMPANIES & DISTRIBUTORS - 0.9%
Air Lease Corporation	26,896	922,802

TOTAL COMMON STOCK
(Cost $ 72,155,485)		95,186,495

SHORT TERM INVESTMENTS - 3.8%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
0.0%, 01/02/15, (Dated 12/31/14), Collateralized by $30,000 par
U.S. Treasury Note-8.0% due 11/15/2021,
Market Value $3,850,025, Repurchase Proceeds $3,767,950
(Cost $3,767,950)	$3,767,950	$3,767,950

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 99.6%
(Cost $ 75,923,435)		98,954,445

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 15.4%

Money Market -15.4%
Western Asset Institutional Cash Reserves - Inst.
(Cost $15,308,042)		15,308,042

TOTAL INVESTMENTS - 115.0%		114,262,487
(Cost $ 91,231,477)
OTHER ASSETS & LIABILITIES (NET) - (15.0)%		(14,945,755)
NET ASSETS - 100%		$ 99,316,732

(a) Non-income producing security
(b) All or a portion of this security was out on loan.

The percentage of each investment category is calculated as a percentage of net assets.

Pear Tree Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of December  31, 2014:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at December 31, 2014
	Level 1	Level 2	Level 3	Total
Small Cap

Common Stock*	$ 81,322,059	$ -	$ -	$ 81,322,059
Real Estate Inv. Trusts	13,864,436	-	-	13,864,436
Short Term Investments	15,308,042	3,767,950	-	19,075,992
Total	$110,494,537	$ 3,767,950	-	$ 114,262,487

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between levels are recognized at the end of the reporting period.  Small Cap had  no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2014

Common Stock - 99.6%

	Shares	Value
AEROSPACE & DEFENSE - 1.2%
Precision Castparts Corp.	2,881	693,975
United Technologies Corporation	7,327	842,605
		1,536,580
BEVERAGES - 2.7%
Coca-Cola Company (The)	83,468	3,524,019

BIOTECHNOLOGY - 1.0%
Biogen Idec Inc. (a)	3,521	1,195,204

CHEMICALS - 1.0%
Monsanto Company	10,205	1,219,191

COMMUNICATIONS EQUIPMENT - 2.0%
QUALCOMM Incorporated	35,258	2,620,727

COMPUTERS & PERIPHERALS - 10.7%
Apple, Inc.	59,512	6,568,935
EMC Corporation	47,021	1,398,405
International Business Machines	31,344	5,028,831
Teradata Corporation (a)	18,699	816,772
		13,812,943
CONSUMER SERVICES - 0.2%
McKesson Corporation	1,490	309,294

DISTRIBUTORS - 0.3%
Genuine Parts Company	3,989	425,108

ELECTRICAL INSTRUMENTS - 0.8%
Emerson Electric Co.	16,778	1,035,706

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Amphenol Corporation	2,670	143,673

FOOD PRODUCTS - 3.5%
Nestle, S.A. (c)	42,336	3,088,411
Unilever N.V. (b)(c)	19,562	763,700
Unilever plc (c)	14,908	603,476
		4,455,587
FOOD STAPLES & DRUG RETAILING - 5.0%
Costco Wholesale Corporation	7,723	1,094,735
General Mills, Inc.	9,768	520,927
PepsiCo, Inc.	20,297	1,919,284
SYSCO Corporation	14,708	583,761
Wal-Mart Stores, Inc.	27,742	2,382,483
		6,501,190
GAS UTILITIES - 0.5%
Honeywell International Inc.	6,211	620,603

HEALTH CARE EQUIPMENT & SERVICES - 12.1%
Baxter International, Inc.	12,055	883,511
Becton, Dickinson and Company	5,247	730,173
Covidien plc	17,979	1,838,892
Express Scripts Holding Company (a)	77,735	6,581,822
Halyard Health, Inc. (a)	536	24,372
Humana Inc.	4,272	613,587
Intuitive Surgical, Inc. (a)	700	370,258
Medtronic, Inc.	9,076	655,287
Stryker Corporation	8,145	768,318
UnitedHealth Group, Inc.	21,392	2,162,517
Zimmer Holdings, Inc.	4,899	555,645
St. Jude Medical, Inc.	6,908	449,227
		15,633,609
HEALTH CARE PROVIDERS & SERVICES - 0.5%
Anthem, Inc.	5,383	676,482

HOTELS, RESTAURANTS & LEISURE - 1.6%
Compass Group PLC (a)(c)	20,357	346,883
McDonald's Corporation	18,437	1,727,547
Starbucks Corporation	4	328
		2,074,758
HOUSEHOLD PRODUCTS - 5.7%
Church & Dwight Co., Inc.	3,877	305,547
Colgate-Palmolive Company	21,128	1,461,846
Kimberly-Clark Corporation	4,163	480,993
Procter & Gamble Company (The)	47,784	4,352,645
Reckitt Benckiser Group plc	9,146	727,467
		7,328,498
INDUSTRIAL CONGLOMERATES - 2.2%
3M Company	14,207	2,334,494
LVMH Moët Hennessy-Louis Vuitton S.A. (a)	12,588	433,468
		2,767,962
IT CONSULTING & SERVICES - 1.8%
Accenture plc	14,114	1,260,521
Cognizant Technology Solutions Corporation (a)	13,591	715,702
Paychex, Inc.	7,844	362,158
		2,338,381
LEISURE EQUIPMENT & PRODUCTS - 0.2%
Mattel, Inc.	9,891	306,077

MACHINERY - 1.7%
Danaher Corporation	13,165	1,128,372
Dover Corporation	3,837	275,190
Illinois Tool Works, Inc.	9,047	856,751
		2,260,313
OIL & GAS - 3.4%
Chevron Corporation	31,325	3,514,038
Exxon Mobil Corporation	5,119	473,252
Rockwell Automation, Inc.	3,473	386,198
		4,373,488
PERSONAL PRODUCTS - 0.2%
Estee Lauder Companies, Inc. (The)	4,131	314,782

PHARMACEUTICALS & BIOTECHNOLOGY - 11.2%
Abbott Laboratories	32,550	1,465,401
Allergan, Inc.	3,739	794,874
Amgen, Inc.	10,266	1,635,271
AstraZeneca plc (c)	34,645	2,438,315
Bristol-Myers Squibb Company	12,042	710,839
Eli Lilly and Company	15,022	1,036,368
GlaxoSmithKline plc (c)	5	214
Indivior PLC	9,146	21,327
Johnson & Johnson	46,354	4,847,238
Novartis AG (c)	15,794	1,463,472
		14,413,319
RETAILING - 0.6%
TJX Companies, Inc. (The)	11,065	758,838

SEMICONDUCTOR EQUIPMENTS & PRODUCTS - 0.6%
Analog Devices, Inc.	6,979	387,474
Xilinx, Inc.	7,401	320,389
		707,863
SOFTWARE & SERVICES - 19.2%
Adobe Systems Incorporated (a)	2	145
Cisco Systems, Inc.	108,610	3,020,987
Citrix Systems, Inc. (a)	5,243	334,503
eBay, Inc. (a)	24,114	1,353,278
Google, Inc. (a)	6,609	3,507,132
Google, Inc. C (a)	2,179	1,147,026
Intuit Inc.	6,064	559,040
MasterCard Incorporated	14,144	1,218,647
Microsoft Corporation	135,605	6,298,852
Oracle Corporation	150,900	6,785,973
SAP AG (b)(c)	7,918	551,489
		24,777,072
SPECIALTY RETAIL - 0.8%
Bed Bath & Beyond Inc. (a)	13,020	991,733

TEXTILES & APPAREL - 1.6%
Coach, Inc.	4	150
Nike, Inc. B	14,389	1,383,503
V.F. Corporation	8,469	634,328
		2,017,981
TOBACCO - 5.9%
British American Tobacco p.l.c. (c)	11,718	1,263,435
Philip Morris International, Inc.	72,624	5,915,225
Reynolds American, Inc.	6,684	429,581
		7,608,241
TRADING COMPANIES & DISTRIBUTION - 0.3%
W.W. Grainger, Inc.	1,551	395,334

WIRELESS TELECOMMUNICATIONS - 1.0%
KDDI Corporation (a)(c)	42,182	666,476
NTT DOCOMO, Inc. (a)(b)(c)	45,662	666,665
		1,333,141

TOTAL COMMON STOCK		128,477,697
(Cost $109,148,958)

Short Term Investments - 0.3%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	324,182	$324,182
	.0%, 01/02/15, (Dated 12/31/14), Collateralized by 240,000 par
U.S. Treasury Note-8% due 11/15/2021,
	Market Value $336,002, Repurchase Proceeds $324,182
(Cost $324,182)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100%
(Cost $109,473,140)		128,801,879

Money Market - 1.2%
	Western Asset Institutional Cash Reserves - Inst.
(Cost $1,545,196)	1,545,196	1,545,196

TOTAL INVESTMENTS 101.1%		$130,347,075
(Cost $111,018,336)
OTHER ASSETS & LIABILITIES (NET) - (1.1%)		(1,365,253)
NET ASSETS - 100%		$128,981,822

(a) Non-Income producing security
(b)	All or a portion of this security is out on loan
(c) ADR - American Depositary Receipts

Pear Tree Quality Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of  December 31,  2014:

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at December 31, 2014
	Level 1	Level 2	Level 3	Total

Quality
Common Stock*	116,191,693	-	-	$ 116,191,693
Depository Receipts	12,286,004	-	-	12,286,004
Short Term Investments	1,545,196	324,182	-	1,869,378
Total	$ 130,022,893	$ 324,182	-	$ 130,347,075

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between Levels are recognized at the end of the reporting period.  Quality had no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
December 31, 2014

Common Stock - 70.7%
	Shares	Value
BRAZIL - 3.8%
Ambev SA (c)	76,683	476,968
Banco do Brasil S.A.	55,412	495,502
Cetip S.A. Mercados Organizados	32,400	392,476
CIA Paranaense de Energia (b)(c)	29,309	386,000
Companhia Brasileira de Distribuicao SP (c)	13,039	480,226
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	161,100	670,290
Energias do Brasil S.A.	80,700	272,319
JBS S.A.	168,300	709,112
KLABIN S.A.	110,100	604,303
Petroleo Brasileiro S.A.	65,183	235,161
Petroleo Brasileiro S.A. (c)	50,474	382,593
Sao Martinho S.A.	15,318	208,892
Vale S.A.	23,853	196,607
		5,510,449
CHINA - 10.1%
Agricultural Bank of China, Class H	673,000	340,248
Bank of China Ltd., H	3,550,392	2,001,021
China BlueChemical Ltd. H	536,000	188,030
China Construction Bank Corporation	2,859,422	2,341,778
China Life Insurance Co,. Limited	69,000	269,641
China Petroleum & Chemical Corporation	1,001,810	807,531
China Power International Development Ltd. (b)	550,000	278,772
China Shenhua Energy Co., Ltd.	132,105	390,165
China Yuchai International Ltd.	11,788	223,972
Dah Sing Financial Holdings Ltd.	19,200	111,803
Datang International Power Generation Co., Ltd.	842,000	452,837
Dongfeng Motor Group Company Limited	564,881	798,475
Guangzhou R&F Properties Co., Ltd. H	79,200	97,242
Huaneng Power International Inc. H	422,000	571,473
Industrial & Commercial Bank of China Ltd.	1,639,911	1,197,100
Jiangsu Expressway Co. Ltd. - H	156,000	186,307
NetDragon Websoft Inc.	52,500	92,492
Perfect World Co., Ltd. (c)	23,530	370,833
PetroChina Company Limited	935,778	1,035,509
Ping An Insurance Group H Share	71,000	723,401
Shanghai Electric Group Company Ltd. H	570,000	302,877
Sinotrans Ltd. H Shares	1,297,000	869,836
Zhejiang Expressway Co., Ltd.	434,000	507,121
		14,158,464
COLOMBIA - 0.1%
Ecopetrol S.A. (b)(c)	7,108	121,689

CZECH REPUBLIC - 0.3%
CEZ A.S.	17,361	447,812

HONG KONG - 6.2%
ANTA Sports Products, Ltd.	269,000	475,299
Central China Real Estate Ltd.	252,371	57,286
Champion Real Estate Investment Trust	427,000	198,255
China Mobile Limited	215,779	2,524,122
China Resources Cement Holdings Limited	480,000	312,008
Chongqing Rural Commercial Bank Co.	838,687	523,527
CNOOC Limited	620,218	835,100
Dongyue Group Ltd. (b)	410,000	145,415
GOME Electrical Appliances Holding Limited	3,955,000	591,695
KWG Property Holding Limited	568,919	389,618
Shanghai Industrial Holdings Limited	95,000	284,866
Soho China Limited	664,979	470,841
Tencent Holdings Limited	136,000	1,973,264
		8,781,296
HUNGARY - 0.4%
Richter Gedeon Nyrt	40,651	550,076

INDIA - 6.0%
Apollo Tyres Ltd.	226,614	801,482
Bajaj Holdings & Investment Limited	7,260	161,026
Bank of Baroda	16,624	285,747
Bharat Petroleum Corporation Ltd.	32,457	332,373
Cairn India Ltd.	98,428	374,158
Chambal Fertilizers & Chemicals Ltd.	128,923	123,975
Housing Development Finance Corp Ltd.	18,189	326,464
Indiabulls Housing Finance Limited	158,659	1,155,083
Infosys Technologies Ltd. (b)(c)	12,204	383,938
Oil and Natural Gas Corp. Limited	50,760	274,215
Power Finance Corporation Limited	146,519	699,721
Reliance Industries Ltd.	11,098	156,837
Rural Electrification Corporation Limited	202,813	1,076,357
Sesa Sterlite Ltd.	230,598	782,512
Tata Consultancy Services Ltd.	3,299	134,004
Tata Steel Limited	113,839	719,852
United Phosphorus Limited	123,111	676,479
		8,464,223
INDONESIA - 2.3%
PT Adaro Energy Tbk	2,476,100	207,924
PT Bank Bukopin Tbk	909,600	55,083
PT Bank Negara Indonesia (Persero) Tbk	958,200	471,943
PT Bank Rakyat Indonesia Tbk	531,000	499,487
PT Matahari Putra Prima Tbk	733,200	180,562
PT PP London Sumatra Indonesia Tbk	2,052,040	313,150
PT Telekomunikasi Indonesia Persero Tbk	5,398,090	1,248,731
PT United Tractors Tbk	159,000	222,741
		3,199,621
MALAYSIA - 1.8%
British American Tobacco (Malaysia) Berhad	18,044	335,955
DiGi.Com Berhad	266,700	470,625
JCY International Berhad	341,400	53,214
Lafarge Malaysia Berhad	33,880	94,571
Malaysia Building Society Berhad	437,112	303,785
Petronas Chemicals Group Berhad	150,000	233,805
Telekom Malaysia Berhad	353,978	696,516
UMW Holdings Berhad	136,593	428,159
		2,616,630
MEXICO - 1.8%
America Movil S.A.B. de C.V., Series L	934,370	1,041,374
Controladora Comercial Mexicana S.A. de C.V.	29,400	103,523
Fomento Economico Mexicano S.A.B. (c)	1,125	99,034
GRUMA, S.A.B. de C.V., Series B (a)	75,307	805,463
Grupo Aeroportuario del Pacifico S.A.B. (c)	4,299	271,697
Grupo Financiero Banorte SAB de C.V.	11,100	61,344
Grupo Televisa S.A.B. (c)	3,324	113,215
		2,495,650
PHILIPPINES - 0.2%
Aboitiz Equity Ventures, Inc.	46,340	54,594
Universal Robina Corporation	39,950	175,045
		229,639
POLAND - 1.4%
Asseco Poland S.A.	6,825	98,329
KGHM Polska Miedz S.A.	25,074	771,012
PGE S.A.	132,280	705,887
Tauron Polska Energia S.A.	233,484	333,087
		1,908,315
QATAR - 0.5%
Commercial Bank of Qatar Q.S.C.	13,028	245,049
Doha Bank Q.S.C.	18,729	293,139
Qatar Electricity & Water Company Q.S.C.	1,095	56,376
Qatar National Bank SAQ	1,485	86,813
		681,377
RUSSIA - 2.4%
Gazprom (c)	161,318	750,129
LUKoil (c)	25,174	1,001,925
Mobile TeleSystems (c)	29,771	213,756
Norilsk Nickel Mining and Metallurgical Co. (c)	26,342	374,583
PhosAgro (d)	9,427	96,155
Severstal (b)(d)	96,989	882,600
Sistema JSFC (Reg S) (b)(d)	8,812	45,911
		3,365,059
SINGAPORE - 1.0%
ComfortDelGro Corporation Limited	189,000	370,952
DBS Group Holdings Ltd.	64,000	995,244
		1,366,196
SOUTH AFRICA - 7.2%
African Rainbow Minerals Limited	19,887	204,963
Barloworld Limited	42,061	348,764
Bidvest Group Limited	30,351	798,793
Coronation Fund Managers Ltd	34,953	348,614
FirstRand Limited	311,791	1,365,575
Investec Ltd.	37,239	314,457
Liberty Holdings Limited	31,248	332,040
Mediclinic International, Ltd.	53,242	464,117
Mondi Limited	17,427	284,869
MTN Group Limited	29,759	570,656
Naspers Limited N Shs	9,935	1,303,689
Nedbank Group Ltd	25,609	552,269
Netcare Limited	153,498	504,514
PPC, Ltd. (b)	34,941	83,220
Reunert Limited	22,249	116,966
RMB Holdings Ltd.	161,113	897,782
Sasol Ltd.	26,039	972,010
Steinoff International Holdings Limited	111,859	575,462
Tongaat Hulett Limited	7,879	117,998
		10,156,758
SOUTH KOREA - 8.3%
Coway Co., Ltd.	8,969	687,067
Daishin Securities Company	9,781	84,448
Halla Climate Control Corp. (b)	6,340	279,176
Hyosung Corporation	7,583	471,889
Hyundai Mobis Co.,Ltd.	443	95,117
Hyundai Motor Company Ltd.	2,501	384,542
Industrial Bank of Korea	35,077	449,971
Kia Motors Corporation	7,664	364,670
KT Corporation	8,567	243,569
KT&G Corporation	12,900	893,136
LG Display Co., Ltd. (a)	33,423	1,023,231
LG Electronics Inc.	6,872	369,499
Meritz Securities Co., Ltd.	42,092	150,691
Naver Corp.	247	160,000
POSCO	605	151,642
Samsung Electronics Company, Ltd.	3,162	3,817,472
Shinhan Financial Group Co., Ltd.	3,798	153,592
SK Hynix Inc. (a)	16,972	737,309
SK Networks Col, Ltd. (a)	38,119	310,043
SK Telecom Co., Ltd. (c)	15,112	408,175
Sungwoo Hitech Co., Ltd.	41,550	442,283
		11,677,522
TAIWAN - 12.4%
ASUSTeK Computer, Inc.	111,488	1,222,410
Chailease Holding Co., Ltd.	352,920	880,011
Chicony Electronics Co., Ltd.	117,055	327,807
Chunghwa Telecom Co., Ltd.	212,600	632,378
Farglory Land Development Co., Ltd.	143,302	171,181
Fubon Financial Holding Co., Ltd.	681,000	1,092,548
Hon Hai Precision Industry Co., Ltd.	372,074	1,034,912
Inventec Corporation	538,000	363,467
Kings Town Bank	90,000	93,554
Lite-On Technology Corp.	400,990	461,871
MediaTek, Inc.	44,000	643,250
Pegatron Corporation	484,416	1,118,991
Powertech Technology, Inc.	515,000	883,267
President Chain Store Corp.	134,915	1,043,817
Quanta Computer, Inc.	330,000	827,036
Radiant Opto-Electronics Corporation	202,409	650,102
Realtek Semiconductor Corporation	136,000	456,174
Simplo Technology Co., Ltd.	59,000	294,048
Taishin Financial Holding Co., Ltd.	900,000	371,654
Taiwan Semiconductor Manufacturing Co., Ltd.	603,270	2,691,636
TECO Electric & Machinery Co., Ltd.	540,983	516,127
United Microelectronics Corporation	2,365,401	1,104,033
Vanguard International Semiconductor Corp.	370,000	612,335
		17,492,609
THAILAND - 1.7%
Delta Electronics PCL	156,900	336,214
Electricity Generating PCL	44,279	225,433
Kiatnakin Bank PCL	143,400	172,167
Krung Thai Bank PCL	1,329,946	917,622
PTT Exploration & Production PCL	59,900	203,915
PTT PCL	19,800	194,991
Thanachart Capital PCL	302,000	291,444
		2,341,786
TURKEY - 2.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	194,493	230,944
Enka İnşaat ve Sanayi A.Ş.	81,243	183,883
Eregli Demir ve Celik Fabrikalari T.A.S.	496,376	949,004
Tofas Turk Otomobil Fabrikasi A.S.	117,882	805,992
Turkiye Is Bankasi A.S.	394,211	1,138,967
		3,308,790
UNITED ARAB EMERATES - 0.5%
Abu Dhabi Commercial Bank	115,564	221,186
Aldar Properties PJSC	208,975	150,771
First Gulf Bank PJSC	68,328	316,247
		688,204
TOTAL COMMON STOCK
(Cost $99,299,199)		99,562,165

Preferred Stock - 2.0%
BRAZIL - 1.6%
Banco Bradesco S.A.	35,889	473,353
Cia Energetica de Sao Paulo	39,200	395,362
Itau Unibanco Holding S.A.	53,370	694,681
Metalurgica Gerdau S.A.	55,900	237,631
Vale S.A., Class A	39,271	284,095
		2,085,122
SOUTH KOREA - 0.4%
Samsung Electronics Co. Ltd.	590	557,713

TOTAL PREFERRED STOCK
(Cost $3,806,813)		2,642,835

Mutual Funds - 26.6%
United States - 26.6%
Pear Tree PanAgora Risk Parity Emerging Markets Fund*
(Cost $38,832,365)	3,810,109	37,377,168

Short Term Investments - 1.0%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	1,413,195	$1,413,195
.0%, 01/02/15, (Dated 12/31/14), Collateralized by 1,030,000 par
U.S. Treasury Note-8% due 11/15/2021,
Market Value $1,442,009, Repurchase Proceeds $1,413,195
(Cost $1,413,195)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $143,351,572)		140,995,363

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 1.7%

Money Market - 1.7%
Western Asset Institutional Cash Reserves - Inst.
(Cost $2,444,212)	$2,444,212	$2,444,212

TOTAL INVESTMENTS - 102.0%
(Cost $145,795,782)		143,439,575
OTHER ASSETS & LIABILITIES (Net) - (2.0%)		(2,905,065)
NET ASSETS - 100%		$140,534,510

* Investment in affiliated security. This Fund is advised by Pear Tree Advisors, Inc. which also serves as advisor to Pear Tree PanAgora Dynamic Emerging Markets Fund.

(a) Non-income producing security.
(b)	All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		20.1%
Information Technology		15.9%
Consumer Discretionary		6.7%
Materials		6.3%
Energy		5.9%
Telecommunication Services		5.8%
Consumer Staples		4.1%
Industrials		3.9%
Utilities		2.9%
Health Care		1.1%
Mutual Funds		26.6%
Cash and Other Assets (Net)		0.7%

Pear Tree Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of  December 31, 2014:

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value At December 31, 2014
	Level 1	Level 2	Level 3	Total

Emerging Markets
Common Stock*	68,438,759	23,126,955	-	91,565,714
Common Stock Units	103,523	604,303	-	707,826
Depository Receipts	6,859,426	-	-	6,859,426
Mutual Funds	37,377,168	-	-	37,377,168
Preferred Stock	-	2,642,836	-	2,642,836
Real Estate Investment Trust	429,199	-	-	429,199
Short Term Investments	2,444,212	1,413,195	-	3,857,407
Total	$ 115,652,287	$ 27,787,289	-	$ 143,439,576

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between Levels are recognized at the end of the reporting period.

* Emerging Markets transferred $16,009,399 out of Level 1 into Level 2.

* Common stock  labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the   following industries:

		Emerging Markets

	$
Auto Components		816,576
Automobiles		749,212
Banks		3,715,734
Chemicals		471,889
Diversified Financials		1,586,729
Diversified Telecommunications Services		1,492,299
Electric Utilities		2,379,899
Electronic Equipment & Instruments		1,359,445
Food Products		1,406,198
Household Durables		1,726,857
Industrial Conglomerates		54,594
Internet Software & Services		160,000
Machinery		222,741
Metals & Mining		1,640,986
Multiline Retail		180,562
Oil & Gas		841,991
Paper & Forest Products		604,303
Pharmaceuticals & Biotechnology		550,077
Semiconductor Equipment & Products		5,112,494
Software & Services		98,329
Tobacco		893,136
Trading Companies & Distribution		310,043

		$26,374,094

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
December 31, 2014

Common Stock - 91.1%
	Shares	Value
BRAZIL - 3.1%
Banco do Brasil S.A.	2,400	21,461
BR Properties S.A.	3,200	12,339
BRF S.A.	1,300	31,026
CCR S.A.	4,200	24,348
Cetip S.A. Mercados Organizados	2,200	26,650
CIA Paranaense de Energia (c)	1,619	21,322
Cielo S.A.	4,200	65,839
Companhia Energetica de Minas Gerais (c)	3,801	18,891
Companhia Siderurgica Nacl (b)(c)	15,811	32,887
Cosan Logistica S.A.	2,300	2,475
Cosan S.A. Industria e Comercio	2,300	24,962
CPFL Energia S.A. (c)	686	9,309
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	10,300	42,855
Embraer S.A. (c)	2,049	75,526
Gerdau S.A. (c)	9,500	33,725
Hypermarcas S.A. (a)	2,800	17,538
Kroton Educacional S.A.	4,892	28,525
Localiza Rent a Car S.A.	2,000	26,868
Lojas Americanas S.A.	11,375	56,058
Lojas Renner S.A..	1,000	28,768
Natura Cosméticos S.A.	1,300	15,576
Odontoprev S.A.	21,500	79,749
Petroleo Brasileiro S.A.	13,800	49,786
Porto Seguro S.A.	2,600	29,734
Qualicorp S.A. (a)	6,100	63,795
Raia Drogasil S.A.	4,400	41,961
Souza Cruz S.A.	2,100	15,263
Telefonica Brasil S.A. (b)(c)	3,869	68,404
TIM Participacoes S.A. (c)	2,643	58,701
Totvs S.A.	4,100	53,984
Transmissora Alianca de Energia Eletrica S.A.	6,100	43,234
Ultrapar Participacoes S.A.	1,200	23,226
Vale S.A.	1,200	9,891
Via Varejo S.A. (a)	1,900	14,846
Weg S.A.	2,990	34,420
		1,203,942
CHILE - 5.2%
AES Gener S.A.	162,417	86,455
Aguas Andinas S.A.	138,946	81,174
Banco de Chile	823,845	95,785
Banco de Crédito e Inversiones	1,662	81,621
Banco Santander Chile (c)	4,438	87,517
CAP S.A.	22,303	99,202
Cencosud S.A.	25,242	62,194
Colbun S.A.	329,877	88,444
Compania Cervecerias Unidas S.A. (b)(c)	4,663	86,499
Corpbanca S.A. (b)(c)	5,000	88,900
Empresa Nacional de Electricidad S.A. (c)	1,685	75,387
Empresa Nacional de Telecomunicaciones S.A.	19,694	196,843
Empresas CMPC S.A.	53,544	134,539
Empresas Copec S.A.	13,338	150,569
Enersis S.A. (c)	5,367	86,033
LATAM Airlines Group S.A. (a)	13,801	160,344
Quimica y Minera de Chile S.A. (c)	4,006	95,663
S.A.C.I. Falabella	28,026	188,118
Vina Concha y Toro S.A.	44,985	86,738
		2,032,025
CHINA - 4.3%
Air China Ltd H Shares	34,000	27,406
Aluminum Corporation of China Limited H Shares (a)(b)	114,000	52,489
Anhui Conch Cement Company Limited H	5,000	18,765
Bank of Communications Co., Ltd. H	32,000	29,756
BBMG Corporation H	30,000	25,188
Beijing Capital International Airport Co., Ltd. H	34,000	27,275
Beijing Enterprises Holdings Limited	2,500	19,604
Belle International Holdings Limited	18,000	20,220
Brilliance China Automotive Holdings, Ltd.	8,000	12,794
BYD Co., Ltd. H Shares	2,500	9,786
China Agri-Industries Holdings Limited	45,000	18,050
China BlueChemical Ltd. H	50,000	17,540
China Coal Energy Co., Ltd. (b)	39,000	24,445
China Communications Construction Co., Ltd., Class H	15,000	17,992
China Communications Services Corporation Ltd. H	106,000	49,626
China Construction Bank Corporation	37,000	30,302
China International Marine Containers Group Co., Ltd. H	8,400	18,785
China Longyuan Power Group H	33,000	34,219
China National Building Material Co., Ltd. H	16,000	15,538
China Oilfield Services Limited H	24,000	41,601
China Petroleum & Chemical Corporation	52,000	41,916
China Pharmaceutical Group Limited	44,000	38,815
China Shenhua Energy Co., Ltd.	9,500	28,058
China Shipping Container Lines Co., Ltd. H (a)	42,000	13,217
China Taiping Insurance Holdings Co., Ltd. (a)	7,400	21,187
China Telecom Corporation Limited	142,000	82,413
CITIC Pacific Ltd.	18,000	30,644
Datang International Power Generation Co., Ltd.	68,000	36,571
Dongfeng Motor Group Company Limited	14,000	19,789
ENN Energy Holdings Ltd.	4,000	22,699
Fosun International	33,000	43,412
Haitian International Holdings Ltd.	16,000	33,842
Huaneng Power International Inc. H	42,000	56,876
Industrial & Commercial Bank of China Ltd.	64,000	46,719
Inner Mongolia Yitai Coal Co., Ltd., Class B	10,000	14,350
Jiangsu Expressway Co. Ltd. - H	20,000	23,886
Jiangxi Copper Company Limited	5,000	8,551
Kingboard Chemical Holdings, Ltd.	12,500	21,119
Kingsoft Corporation Ltd.	11,000	21,905
People's Insurance Co (Group) of China Ltd.	69,000	32,215
PetroChina Company Limited (b)(c)	279	30,958
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	29,204
Shanghai Electric Group Company Ltd. H	38,000	20,192
Shanghai Fosun Pharmaceutical Group Class H	12,000	42,947
Shanghai Pharmaceuticals Holding Co., Ltd.	27,700	62,519
Shenzhou International Group	6,000	19,771
Sino Biopharmaceutical Limited	40,000	36,473
Sino-Ocean Land Holdings Ltd.	49,000	28,059
Sinopec Shanghai Petrochemical Co., Ltd.	101,000	29,830
Sinopharm Group Co., Ltd. H	14,000	49,654
Tingyi (Cayman Islands) Holding Corporation	10,000	22,931
Tsingtao Brewery Co., Ltd.	4,000	27,213
Uni-President China Holdings Limited	17,000	15,742
Yanzhou Coal Mining Company Limited (b)	38,000	32,248
Zhejiang Expressway Co., Ltd.	20,000	23,370
Zijin Mining Group Co., Ltd.	116,000	33,063
ZTE Corporation H	20,800	45,175
		1,698,914
COLOMBIA - 3.2%
Almacenes Exito S.A.	17,303	212,602
Cementos Argos S.A.	28,401	121,898
CEMEX Latam Holdings, S.A. (a)	15,979	107,580
Corporacion Financiera Colombiana S.A.	3,262	54,849
Ecopetrol S.A.	244,613	214,094
Grupo Argos S.A.	14,414	124,337
Grupo de Inversiones Suramericana SA	3,709	62,428
Interconexión Electrica S.A.	45,457	165,072
Isagen S.A. E.S.P.	147,496	184,021
		1,246,881
CZECH REPUBLIC - 0.7%
CEZ A.S.	4,364	112,566
Komercni Banka A.S.	483	99,921
Telefónica Czech Republic, A.S.	5,412	55,036
		267,523
EGYPT - 1.1%
Commercial International Bank	20,421	140,233
Global Telecom Holding S.A.E. (a)(d)	38,869	110,777
Talaat Moustafa Group (TMG) Holding	63,617	87,195
Telecom Egypt SAE	64,627	107,470
		445,675
GREECE - 1.2%
Alpha Bank A.E. (a)	35,657	20,194
Eurobank Ergasias S.A.	115,540	26,145
Folli-Follie S.A.	1,701	54,341
Hellenic Telecommunication Organization S.A. (a)	5,073	55,864
Jumbo S.A. (a)	4,399	45,088
Opap S.A.	6,900	74,312
Piraeus Bank S.A.	29,204	32,159
Public Power Corporation S.A. (a)	10,804	70,599
Titan Cement Company S.A.	4,109	95,319
		474,021
HONG KONG - 2.2%
AAC Technologies Holdings Inc. (b)	9,000	48,403
Alibaba Health Information Technology Ltd.	42,000	27,572
ANTA Sports Products, Ltd.	12,000	21,203
Beijing Enterprises Water Group Limited	48,000	32,625
China Gas Holdings Ltd.	20,000	31,727
China Merchants Holdings International Co., Ltd.	6,000	20,158
China Mobile Limited	5,000	58,489
China Resources Cement Holdings Limited	36,000	23,401
China Resources Enterprise	8,000	16,797
China Resources Gas Group Limited	12,000	31,185
China Resources Power Holdings Co., Ltd.	12,000	31,185
China Unicom (Hong Kong) Limited (c)	5,202	69,967
CNOOC Limited (c)	169	22,889
Franshion Properties (China) Ltd.	50,000	14,316
GCL-Poly Energy Holdings Ltd. (a)	70,000	16,341
Golden Eagle Retail Group Ltd. (b)	13,000	14,520
Guangdong Investment Limited	48,000	62,402
Hanergy Thin Film Power Group Ltd. (b)	80,000	29,096
Hengan International Group Co., Ltd.	2,500	26,181
Lee & Man Paper Manufacturing Ltd.	47,000	26,489
Lenovo Group Limited	26,000	34,404
Semiconductor Manufacturing International Corp.	267,000	24,449
Shanghai Industrial Holdings Limited	9,000	26,987
Sihuan Pharmaceutical Holdings Group Ltd.	48,000	32,315
Sun Art Retail Group Ltd. (b)	33,500	33,225
Tencent Holdings Limited	2,000	29,019
Want Want China Holdings Limited	29,000	38,224
Yingde Gases Group Co., Ltd.	25,500	17,957
		861,526
HUNGARY - 0.4%
MOL Hungarian Oil an Gas Nyrt.	1,311	57,937
OTP Bank Nyrt.	4,444	64,830
Richter Gedeon Nyrt	3,883	52,544
		175,311
INDONESIA - 7.0%
PT Adaro Energy Tbk	981,700	82,436
PT Astra Agro Lestari Tbk	50,400	98,684
PT Astra International Tbk	145,500	87,230
PT Bank Central Asia Tbk	71,500	75,772
PT Bank Danamon Indonesia Tbk	166,400	60,796
PT Bank Mandiri Tbk	56,900	49,503
PT Bank Negara Indonesia (Persero) Tbk	133,300	65,655
PT Bank Rakyat Indonesia Tbk	44,000	41,389
PT Bumi Serpong Damai Tbk	306,000	44,597
PT Charoen Pokphand Indonesia Tbk	196,800	60,065
PT Global Mediacom Tbk (a)	533,800	61,418
PT Gudang Garam Tbk	15,000	73,516
PT Indo Tambangraya Megah Tbk	71,700	89,010
PT Indocement Tunggal Prakarsa Tbk	69,700	140,694
PT Indofood CBP Sukses Makmur Tbk	70,800	74,887
PT Indofood Sukses Makmur Tbk	120,500	65,674
PT Jasa Marga (Persero) Tbk	254,200	144,700
PT Kalbe Farma Tbk	1,386,600	204,883
PT Lippo Karawaci Tbk	584,600	48,146
PT Matahari Department Store Tbk	44,000	53,290
PT Media Nusantara Citra Tbk	306,600	62,880
PT Perusahaan Gas Negara (Persero) Tbk	351,300	170,190
PT Semen Indonesia (Persero) Tbk	102,300	133,812
PT Surya Citra Media Tbk	236,200	66,750
PT Tambang Batubara Bukit Asam (Persero) Tbk	103,300	104,259
PT Telekomunikasi Indonesia Tbk (c)	2,884	130,443
PT Unilever Indonesia Tbk	32,200	83,977
PT United Tractors Tbk	93,100	130,423
PT XL Axiata Tbk	248,900	97,771
Tower Bersama Infrastructure	153,000	119,831
		2,722,681
MALAYSIA - 8.2%
AirAsia Berhad	77,200	60,055
Alliance Financial Group Berhad	35,600	47,854
AMMB Holdings Berhad	14,900	28,125
Astro Malaysia Holdings Berhad	74,100	64,214
Axiata Group Berhad	50,200	101,218
Berjaya Sports Toto Berhad	91,581	91,935
British American Tobacco (Malaysia) Berhad	3,700	68,889
Bumi Armada Berhad	291,550	90,888
CIMB Group Holdings Berhad	19,100	30,372
Dialog Group Berhad	151,756	65,103
DiGi.Com Berhad	69,100	121,935
Felda Global Ventures Holdings Berhad	106,400	66,338
Gamuda Berhad	33,700	48,287
Genting Berhad	39,200	99,444
Genting Malaysia Berhad	93,400	108,720
Genting Plantation Berhad	33,500	95,810
Hong Leong Bank Berhad	16,000	63,973
Hong Leong Financial Group Berhad	7,700	36,380
IHH Healthcare Berhad	137,900	190,098
IJM Corporation Berhad	20,600	38,708
IOI Corporation Berhad	77,100	105,843
IOI Properties Group Berhad	60,000	41,527
Kuala Lumpur Kepong Berhad	17,800	116,070
Malayan Banking Berhad	19,200	50,354
Malaysia Airports Holdings Berhad	24,400	47,453
Maxis Berhad	59,900	117,350
MISC Berhad	25,600	52,862
Petronas Chemicals Group Berhad	83,600	130,308
Petronas Dagangan Berhad	17,900	87,644
Petronas Gas Berhad	11,700	74,152
PPB Group Berhad	17,100	69,936
Public Bank Bhd	10,400	54,432
RHB Capital Berhad	15,900	34,651
SapuraKencana Petroleum Berhad	85,600	56,797
Sime Darby Berhad	24,800	65,183
Telekom Malaysia Berhad	72,600	142,854
Tenaga Nasional Berhad	29,100	114,852
UEM Sunrise Berhad	89,100	35,931
UMW Holdings Berhad	26,100	81,812
YTL Corporation Berhad	207,100	94,177
YTL Power International Berhad (a)	244,100	103,323
		3,195,857
MEXICO - 5.9%
Alfa S.A.B. de C.V., Series A	38,800	86,723
America Movil S.A.B. Series L (c)	9,702	215,190
Arca Continental S.A.B. de C.V.	8,500	53,735
Cemex S.A. de C.V. (a)(c)	4,015	40,913
Cemex S.A.B. CPO (a)	35,880	36,632
Coca-Cola FEMSA SAB de C.V. (c)	744	64,371
Compartamos, S.A.B de C.V.	46,700	93,870
Controladora Comercial Mexicana S.A. de C.V.	17,900	63,029
El Puerto de Liverpool S.A.B. de C.V.	14,500	145,199
Fibra Uno Administracion S.A. de C.V.	27,484	81,050
Fomento Economico Mexicano S.A.B. (c)	514	45,247
Genomma Lab Internacional SAB de C.V. (a)(b)	69,900	133,206
GRUMA, S.A.B. de C.V., Series B (a)	4,500	48,131
Grupo Aeroportuario del Pacifico S.A.B. (c)	1,395	88,164
Grupo Aeroportuario del Sureste, S. A. B. de C.V., Series B	4,900	64,746
Grupo Bimbo, S.A. de C.V.	17,700	48,682
Grupo Carso SAB de C.V., Series A1	11,600	57,234
Grupo Comercial Chedraui S.A. de C.V	21,800	64,244
Grupo Financiero Banorte SAB de C.V.	17,000	93,951
Grupo Financiero Inbursa SAB de C.V.	31,100	80,687
Grupo Lala SAB de C.V.	21,500	41,570
Grupo Mexico S.A.B. de C.V., Series B	17,500	50,765
Grupo Televisa S.A.B. (c)	3,723	126,805
Industrias Penoles SAB de C.V.	2,970	57,986
Kimberly-Clark de Mexico S.A. de C.V., Class A	13,400	29,170
Mexichem SAB de C.V.	21,900	66,157
Minera Frisco S.A.B. De C.V. (a)(b)	46,000	66,798
OHL Mexico, S.A.B. de C.V. (a)	23,200	43,252
Promotora Y Operadora de Infraestructura, S.A.B. de C.V. (a)	7,200	86,835
Santander Mexico SAB de C.V.	36,600	76,447
Wal-Mart de Mexico, S.A.B. de C.V.	30,500	65,608
		2,316,397
PERU - 0.9%
Companhia de Minas Buenaventura S.A. (c)	8,926	85,333
Credicorp Ltd.	934	149,608
Southern Copper Corporation	3,566	100,561
		335,502
PHILIPPINES - 5.4%
Aboitiz Equity Ventures, Inc.	69,300	81,643
Aboitiz Power Corporation	208,400	199,863
Alliance Global Group, Inc.	121,900	61,451
Ayala Corporation	4,530	70,280
Ayala Land Inc.	88,100	66,372
Bank of the Philippine Islands	36,516	76,734
BDO Unibank, Inc.	19,280	47,325
DMCI Holdings, Inc.	218,150	76,565
Energy Development Corporation	820,300	150,371
Globe Telecom, Inc.	4,665	180,416
International Container Terminal Services, Inc.	34,340	88,282
JG Summit Holdings, Inc.	49,050	72,370
Jollibee Foods Corporation	51,300	246,566
Megaworld Corporation	569,000	59,530
Metro Pacific Investments Corporation	720,600	74,102
Metropolitan Bank & Trust Company	34,005	63,095
Philippine Long Distance Telephone Company (c)	2,406	152,276
SM Investments Corporation	3,928	71,566
SM Prime Holdings, Inc.	179,300	68,301
Universal Robina Corporation	49,770	218,072
		2,125,180
POLAND - 4.2%
Alior Bank S.A. (a)	2,932	64,589
Bank Handlowy w Warszawie S.A.	979	29,578
Bank Millennium S.A.	15,554	36,469
Bank Pekao S.A.	612	30,895
Bank Zachodni WBK S.A.	285	30,192
CCC S.A.	1,510	56,947
Cyfrowy Polsat S.A.	17,925	118,997
ENEA S.A.	14,609	62,730
Energa S.A.	11,210	72,930
Eurocash S.A.	14,235	152,809
Getin Noble Bank S.A.	52,529	32,498
Grupa Azoty S.A.	4,328	77,393
Grupa LOTOS S.A. (a)	11,387	82,027
KGHM Polska Miedz S.A.	2,134	65,619
LPP S.A.	33	67,443
mBank S.A.	215	30,247
Orange Polska S.A.	50,359	118,361
PGE S.A.	13,573	72,430
PKO Bank Polski S.A.	2,502	25,275
Polski Koncern Naftowy ORLEN S.A.	7,522	103,951
Polskie Gornictwo Naftowe i Gazownictwo S.A.	74,950	94,219
PZU S.A.	282	38,716
Synthos S.A.	68,146	79,121
Tauron Polska Energia S.A.	65,807	93,880
		1,637,316
QATAR - 4.9%
Barwa Real Estate Company Q.S.C.	10,768	123,889
Commercial Bank of Qatar Q.S.C.	7,141	134,318
Doha Bank Q.S.C.	6,703	104,913
Gulf International Services Q.S.C.	8,110	216,234
Industries Qatar Q.S.C.	6,457	297,868
Masraf Al Rayan Q.S.C.	8,473	102,835
Ooredoo Q.S.C.	5,116	174,055
Qatar Electricity & Water Company Q.S.C.	6,312	324,977
Qatar Islamic Bank SAQ	3,962	111,186
Qatar National Bank SAQ	3,076	179,823
Vodafone Qatar	29,069	131,304
		1,901,402
RUSSIA - 3.5%
ALROSA ao	87,600	91,519
Gazprom (c)	11,237	52,252
JSC RusHydro (c)	133,391	124,321
LUKoil (c)	529	21,054
Magnit OJSC (Reg S) (d)	3,116	141,467
MegaFon (d)	4,086	56,305
Mobile TeleSystems (c)	9,762	70,091
Moscow Exchange MICEX-RTS	65,760	63,881
Norilsk Nickel Mining and Metallurgical Co. (c)	3,515	49,983
NovaTek OAO (Reg S) (d)	458	35,907
OAO Rostelecom	45,640	64,656
OC Rosneft OJSC (Reg S) (d)	15,227	53,447
RusHydro JSC	5,089,000	44,268
Sberbank	54,910	49,307
Severstal (d)	9,886	89,963
Sistema JSFC (Reg S) (d)	28,126	146,536
Surgutneftegaz (c)	4,786	20,331
Tatneft (a)(c)	2,090	51,205
Uralkali OJSC	33,760	70,331
VTB Bank OJSC	72,030,000	78,733
		1,375,557
SOUTH AFRICA - 5.6%
African Rainbow Minerals Limited	3,044	31,373
Anglogold Ashanti Ltd. (c)	3,117	27,118
Aspen Pharmacare Holdings Limited	2,007	70,572
Assore Ltd.	742	9,617
Barloworld Limited	13,711	113,690
Bidvest Group Limited	4,777	125,723
Discovery Ltd.	1,769	17,068
Exxaro Resources Ltd. (b)	10,631	95,296
Foschini Limited	4,520	52,159
Gold Fields Limited	3,713	16,822
Gold Fields Ltd. (c)	4,490	20,340
Growthpoint Properties Limited	21,002	50,003
Impala Platinum Holdings Limited	2,939	19,289
Imperial Holdings Limited	4,233	67,823
Investec Ltd.	4,159	35,120
Life Healthcare Group Holdings Ltd.	20,143	74,597
Massmart Holdings Ltd.	4,531	56,038
Mediclinic International, Ltd.	9,731	84,826
MMI Holdings Ltd.	13,440	34,920
Mr Price Group Ltd.	2,605	53,019
MTN Group Limited	3,432	65,812
Nampak Ltd.	7,606	28,734
Naspers Limited N Shs	446	58,525
Netcare Limited	27,555	90,567
Northam Platinum, Ltd.	7,303	23,213
Pick n Pay Stores Ltd.	10,396	47,378
PPC, Ltd.	8,454	20,135
Redefine Properties Ltd.	26,601	24,651
Remgro Limited	1,906	41,927
RMI Holdings Ltd.	6,849	24,237
Sanlam Limited	7,618	46,185
Sappi Ltd.	8,232	30,087
Sasol Ltd.	2,679	100,004
Shoprite Holdings Ltd.	3,148	45,869
Spar Group Limited (The)	5,801	81,070
Steinoff International Holdings Limited	14,100	72,538
Telkom South Africa Limited	10,145	61,505
Tiger Brands Limited	2,360	75,230
Truworths International Ltd.	6,076	40,667
Vodacom Group (Proprietary) Limited	8,778	97,639
Woolworths Holdings Limited	9,145	61,066
		2,192,452
SOUTH KOREA - 4.9%
Amore Pacific Corporation	25	50,494
Amorepacific Group	36	32,687
BS Financial Group, Inc.	1,490	19,656
Celltrion Inc. (a)(b)	1,770	62,562
CJ CheilJedang Corp.	116	32,347
Daewoo International Corporation	420	12,017
Daewoo Securities Co., Ltd. (a)	1,770	15,830
DGB Financial Group Inc.	1,410	14,496
Dongbu Insurance Co., Ltd.	443	22,167
Doosan Heavy Industries & Construction Co., Ltd.	1,230	26,465
Doosan Infracore Co., Ltd. (a)	3,730	32,985
E-MART Co., Ltd.	102	18,838
GS Holdings Corp.	1,490	54,224
Hana Financial Group, Inc.	490	14,266
Hankook Tire Co. Ltd.	714	34,234
Hanwha Corporation	600	17,059
Hyosung Corporation	364	22,652
Hyundai Marine & Fire Insurance, Co., Ltd.	912	21,573
Hyundai Mobis Co.,Ltd.	73	15,674
Hyundai Steel Co., Ltd.	364	21,029
Hyundai Wia Corp.	165	26,420
Industrial Bank of Korea	1,890	24,245
Kangwon Land Inc.	980	27,105
KB Financial Group Inc.	840	27,627
KJB Financial Group Co., Ltd. (a)	190	1,665
KNB Financial Group Co., Ltd. (a)	290	3,140
Korea Aerospace Industries, Ltd.	290	10,501
Korea Electric Power Corporation	1,830	71,092
Korea Gas Corporation (a)	1,464	65,998
Korea Kumho Petrochemical Co., Ltd.	401	29,405
Korea Zinc Co., Ltd.	64	23,494
KT Corporation (c)	7,023	99,165
KT&G Corporation	320	22,155
LG Chem Ltd.	141	23,219
LG Display Co., Ltd. (a)	800	24,492
LG Household & Healthcare	45	25,506
LG Innotek Co., Ltd. (a)	149	15,250
LG Uplus Corp.	6,740	70,518
Lotte Chemical Corporation	190	27,658
Lotte Confectionery Co. Ltd.	13	21,053
Lotte Shopping Co., Ltd.	52	12,915
Naver Corp.	43	27,854
NCSoft Corporation	168	27,818
Orion Corporation	42	38,784
Paradise Co., Ltd.	1,235	26,517
POSCO	77	19,300
Samsung C&T Corp.	560	31,333
Samsung Card Co, Ltd.	420	16,889
Samsung Electro-Mechanics Co., Ltd.	282	14,034
Samsung Electronics Company, Ltd.	14	16,902
Samsung Fire & Marine Insurance Co., Ltd.	74	19,019
Samsung Life Insurance Co., Ltd	183	19,396
Samsung SDI Company, Ltd.	221	23,323
Samsung Securities Co., Ltd.	380	15,402
Shinhan Financial Group Co., Ltd.	600	24,264
Shinsegae Co., Ltd.	84	13,832
SK C&C Co., Ltd.	221	42,927
SK Hynix Inc. (a)	700	30,410
SK Innovation Co., Ltd.	680	52,648
SK Telecom Co., Ltd. (c)	2,365	63,879
S-Oil Corp.	1,543	67,944
Woori Bank	2,508	22,818
Woori Investment & Securities Co., Ltd.	3,347	31,212
Yuhan Co., Ltd.	504	77,722
		1,918,105
TAIWAN - 6.4%
Asia Cement Corporation	20,808	25,679
Asia Pacific Telecom Co., Ltd.	76,000	41,966
Cheng Shin Rubber Industry Co., Ltd.	27,900	65,684
China Airlines Ltd. (a)	107,000	49,095
China Life Insurance Co,. Limited	37,400	31,125
China Steel Corporation	41,208	34,294
Chinatrust Financial Holding Co., Ltd.	27,739	18,038
Chunghwa Telecom Co., Ltd. (b)(c)	4,165	122,576
CTCI Corporation	22,000	35,086
Eclat Textile Co., Ltd.	2,160	21,940
EVA Airways Corporation (a)	89,000	62,381
Evergreen Marine Corporation (a)	46,000	32,606
Far Eastern Department Stores Ltd.	36,720	32,767
Far Eastern New Century Corporation	69,268	68,825
Far EasTone Telecommunications Co., Ltd.	54,000	124,739
Farglory Land Development Co., Ltd.	7,000	8,362
First Financial Holding Company Ltd.	74,900	44,202
Formosa Chemicals & Fiber Corporation	11,330	23,985
Formosa International Hotels Corporation	2,420	25,883
Formosa Petrochemical Corporation	55,000	119,565
Formosa Plastics Corporation	35,480	81,172
Formosa Taffeta Co., Ltd.	32,000	31,795
Fubon Financial Holding Co., Ltd.	14,000	22,461
Giant Manufacturing Co., Ltd.	4,000	35,567
Highwealth Construction Corp.	21,000	42,463
HIWIN Technologies Corp.	3,090	25,911
Hotai Motor Co., Ltd.	2,000	30,093
Hua Nan Financial Holdings Co., Ltd.	40,015	22,475
Lite-On Technology Corp.	15,075	17,364
Mega Financial Holding Co., Ltd.	23,751	18,376
Merida Industry Co., Ltd.	3,150	21,381
Nan Ya Plastics Corporation	29,100	60,314
Pou Chen Corporation	21,000	25,551
President Chain Store Corp.	17,000	131,527
Realtek Semiconductor Corporation	10,000	33,542
Ruentex Development Company Limited	23,000	36,681
Ruentex Industries Ltd.	21,000	44,323
ScinoPharm Taiwan Ltd.	65,603	116,251
Standard Foods Corporation	40,275	89,211
Synnex Technology International Corp.	18,000	26,258
Taishin Financial Holding Co., Ltd.	43,934	18,143
Taiwan Cement Corporation	16,000	21,973
Taiwan Cooperative Financial Holding Co., Ltd.	52,311	26,982
Taiwan Fertilizer Co., Ltd.	37,000	65,331
Taiwan Glass Industry Corporation	43,000	33,609
Taiwan Mobile Co., Ltd.	34,000	112,430
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	1,057	23,656
TECO Electric & Machinery Co., Ltd.	25,000	23,851
TSRC Corp.	25,200	27,072
U-Ming Marine Transport Corporation	41,000	64,740
Uni-President Enterprises Corporation	69,557	110,492
Yang Ming Marine Transport Corporation (a)	63,000	33,591
Yuanta Financial Holding Co., Ltd.	32,800	15,984
Yulon Motor Co., Ltd.	12,000	17,654
		2,497,022
THAILAND - 5.4%
Advanced Info Service For Rg	18,200	138,851
Airports of Thailand PCL	10,400	89,143
Bangkok Bank PCL (e)	7,700	45,404
Bangkok Dusit Medical Services PLC	202,200	105,709
Banpu Public Company Limited	52,000	39,356
BEC World PCL	57,900	89,754
BTS Group Holdings PCL (b)	399,300	117,120
Bumrungrad Hospital PLC	27,700	118,714
Central Pattana PCL	35,600	49,234
Charoen Pokphand Foods PCL	125,200	103,699
CP ALL PCL	82,600	106,702
Delta Electronics Thailand PCL	37,100	79,500
Glow Energy PCL	49,400	134,011
Home Product Center PCL	279,299	70,037
Indorama Ventures Public Company Limited	85,500	52,495
IRPC PCL	501,100	46,607
Kasikornbank PCL (e)	10,400	72,389
Krung Thai Bank PCL	72,200	49,816
Minor International PCL	75,900	74,977
PTT Exploration & Production PCL	16,300	55,489
PTT Global Chemical PCL	28,700	44,708
PTT PCL	7,100	69,921
Siam Cement Pub Co-for Reg	2,700	36,766
Siam Cement Public Company (e)	4,700	64,000
Siam Commercial Bank PCL	11,300	62,511
Thai Oil PCL	25,300	32,298
Thai Union Frozen Products PCL	19,700	54,190
TMB Bank Public Company Limited	647,600	57,477
True Corp PCL (a)	194,689	65,685
		2,126,563
TURKEY - 4.3%
Akbank T.A.S.	11,515	42,747
Anadolu Efes Biracilik VE (a)	5,613	54,619
Arcelik A.S.	12,843	82,581
BIM Birlesik Magazalar A.S.	2,987	64,022
Coca-Cola Icecek A.S.	2,848	61,653
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	24,832	29,486
Enka İnşaat ve Sanayi A.Ş.	32,264	73,025
Eregli Demir ve Celik Fabrikalari T.A.S.	67,876	129,770
Ford Otomotiv Sanayi A.S. (a)	6,791	94,756
Haci Omer Sabanci Holding A.S.	8,284	36,044
Koç Holding A.S.	11,248	59,789
Koza Altin Isletmeleri A.S.	1,261	8,433
Petkim Petrokimya Holding A.S.	34,392	58,234
TAV Havalimanlari Holding A.S.	6,269	51,328
Tofas Turk Otomobil Fabrikasi A.S.	12,079	82,587
Tupras - Turkiye Petrol Rafinerileri A.S.	7,476	177,222
Turk Hava Yollari A.O. (a)	13,715	56,617
Turk Telekomunikasyon A.S.	37,251	116,090
Turkcell Iletisim Hizmetleri A.S. (a)(c)	7,788	117,754
Turkiye Garanti Bankasi A.S.	6,906	27,887
Turkiye Halk Bankasi A.S.	4,428	26,384
Turkiye Sise ve Cam Fabrikalari A.S.	43,284	67,538
Turkiye Vakiflar Bankasi T-d	14,604	30,550
Ulker Biskuvi Sanayi A.S.	9,921	78,890
Yapi ve Kredi Bankasi A.S.	18,920	39,660
		1,667,666
United Arab Emerates - 3.1%
Abu Dhabi Commercial Bank	69,621	133,252
Aldar Properties PJSC	142,754	102,994
Arabtec Holding Company PJSC	155,605	124,128
DP World Ltd.	10,042	210,882
Dubai Financial Market PJSC	187,661	102,695
Dubai Islamic Bank PSJ	63,465	119,224
Emaar Properties PJSC	55,405	109,513
First Gulf Bank PJSC	29,454	136,324
National Bank of Abu Dhabi PJSC	48,259	183,944
		1,222,956
TOTAL COMMON STOCK
(Cost $37,136,424)		35,640,474

Preferred Stock - 2.6%
BRAZIL - 0.8%
AES Tiete S.A.	2,800	19,087
Banco Bradesco S.A.	3,100	40,887
Banco do Estado do Ria Grande do Sul S.A.	1,700	9,273
Bradespar S.A.	6,800	36,581
Centrais Eletricas Brasileiras S.A.	3,900	12,001
Itausa-Investimentos Itau S.A.	6,380	22,537
Lojas Americanas S.A.	4,250	27,564
Metalurgica Gerdau S.A.	3,500	14,878
Oi S.A.	9,780	31,678
Petróleo Brasileiro S.A.	13,600	51,265
Suzano Papel e Celulose S.A.	12,700	53,749
Usiminas Usi Sd Mg (a)	4,500	8,549
Vale S.A., Class A	2,000	14,469
		342,518
CHILE - 0.2%
Embotelladora Andina S.A.	30,427	87,144

COLOMBIA - 1.0%
Banco Davivienda S.A.	6,282	74,279
Bancolombia S.A..	5,889	70,970
Grupo Argos S.A.	11,887	100,038
Grupo Aval Acciones y Valores S.A.	136,463	73,500
Grupo de Inversiones Suramericana S.A.	4,154	69,044
		387,831
RUSSIA - 0.4%
AK Transneft OAO	27	55,018
Sberbank	96,410	59,452
Surgutneftegas OAO	68,900	33,072
		147,542
SOUTH KOREA - 0.2%
Hyundai Motor Company Ltd.	252	30,722
LG Chem Ltd.	149	19,114
Samsung Electronics Co. Ltd.	27	25,522
		75,358
TOTAL PREFERRED STOCK
(Cost $1,366,134)		1,040,393

Exchange Traded Funds - 1.6%
United States - 1.6%
iShares MSCI Emerging Markets Index Fund	100	3,929
Vanguard FTSE Emerging Markets ETF (b)	15,780	631,516
(Cost $662,450)		635,445

Exchange Traded Notes - 4.4%
United Kingdom - 4.4%
iPath MSCI India Index ETN (a)	24,600	1,713,390
(Cost $1,297,049)

Short Term Investments - 0.1%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	38,330	$38,330
.0%, 01/02/15, (Dated 12/31/14), Collateralized by 30,000 par
U.S. Treasury Note-8% due 11/15/2021,
Market Value $42,000, Repurchase Proceeds $38,330
(Cost $38,330)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $40,500,387)		39,068,032

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 2.7%

Money Market - 2.7%	Par Value	Value
Western Asset Institutional Cash Reserves - Inst.
(Cost $1,077,995)	$1,077,995	$1,077,995

TOTAL INVESTMENTS - 102.5%		40,146,027
(Cost $41,578,382)
OTHER ASSETS & LIABILITIES (Net) - (2.5%)		(992,236)
NET ASSETS - 100%		$39,153,791

(a) Non-income producing security.
(b)	All or a portion of this security was out on loan.
(c) ADR - American Depository Receipts
(d) GDR - Global Depository Receipts
(e)	NVDR - Non-Voting Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		18.4%
Telecommunication Services		11.3%
Consumer Staples		10.9%
Industrials		10.4%
Materials		10.1%
Consumer Discretionary		9.4%
Utilities		8.7%
Energy		7.8%
Health Care		4.6%
Information Technology		2.1%
Exchange Traded Funds		1.6%
Exchange Traded Notes		4.4%
Cash and Other Assets (Net)		0.3%

Pear Tree Risk Parity FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of  December 31, 2014:

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at December 31, 2014
	Level 1	Level 2	Level 3	Total

Risk Parity
Common Stock*	17,312,482	14,393,822	-	31,706,304
Common Stock Units	99,661	58,080	-	157,741
Depository Receipts	3,409,446	181,793	-	3,591,239
Mutual Funds	2,348,835	-	-	2,348,835
Preferred Stock	-	1,040,393	-	1,040,393
Real Estate Investment Trust	185,190	-	-	185,190
Short Term Investments	1,077,995	38,330	-	1,116,325
Total	$ 24,433,609	$ 15,712,418	-	$ 40,146,027

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

      Risk Parity

      Common Stock

Balances as of 3/31/2014                                                                                    70,005

Realized gain (loss)                                                                                               -

Changed in unrealized appreciation (depreciation)                                    (29,245)

Purchases                                                                                                  23,896

Sales                                                                                                                    -

Transfer out of Level 3                                                                                  (64,656)

Balances as of 12/31/2014                                                                 $                   -

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between Levels are recognized at the end of the reporting period.

* Risk Parity transferred $10,257,985 out of Level 1 into Level 2.

* Common stock  labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the   following industries:

		Risk Parity
	$
Aerospace & Defense		10,501
Airlines		160,344
Auto Components		76,328
Automobiles		117,951
Banks		1,881,893
Beverages		173,882
Chemicals		463,154
Construction & Engineering		103,031
Construction Materials		829,125
Diversified Financials		623,493
Diversified Telecommunications Services		532,259
Electric Utilities		1,612,453
Electronic Equipment & Instruments		156,599
Food & Drug Retailing		592,103
Food Products		694,782
Gas Utilities		236,187
Health Care Providers & Services		367,968
Hotel restaurant & Leisure		375,164
Household Durables		152,339
Industrial Conglomerates		323,396
Insurance		150,607
Internet Software & Services		121,511
IT Consulting & Services		42,927
Machinery		224,695
Media		399,799
Metals & Mining		367,950
Mining & Energy		89,010
Multiline Retail		458,480
Oil & Gas		1,545,310
Paper & Forest Products		188,288
Personal Products		116,295
Pharmaceuticals & Biotechnology		397,710
Real Estate		422,621
Semiconductor Equipment & Products		72,834
Software & Services		53,984
Specialty Retail		142,176
Textiles & Apparels		124,390
Tobacco		110,935
Trading Companies & Distribution		31,333
Transportation & Infrastructure		441,720
Water Utilities		81,174
Wireless Telecommunication Services		607,387
		$15,674,088

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2014

Common Stock - 98.6%
	Shares	Value
AUSTRALIA - 1.9%
Northern Star Resources Ltd.	6,251,600	$7,613,521
BHP Billiton plc (b)	509,500	21,908,500
		29,522,021

BELGIUM - 1.7%
Solvay S.A.	192,547	26,189,326

CANADA - 1.7%
Methanex Corporation	567,507	26,077,343

FINLAND -5.0%
Caverion Corporation	840,216	6,761,357
Kone OYJ, Class B	759,800	34,772,993
Konecranes OYJ	971,780	28,011,152
YIT OYJ	1,438,416	7,432,478
		76,977,980
FRANCE - 8.6%
Christian Dior S.A.	181,173	31,329,031
Hermès International S.A.	10,263	3,661,197
Imerys S.A.	420,183	31,021,354
Ipsos	588,780	16,896,526
Maurel et Prom (a)	1,853,506	17,402,875
Michelin (CGDE)	342,300	31,178,130
Transgene S.A. (a)	159,360	1,349,891
		132,839,004
GERMANY - 17.0%
BASF SE	296,400	25,064,114
Deutsche Telekom AG	2,374,522	38,072,670
Freenet AG	1,235,439	35,424,137
Hannover Rueck SE	365,800	33,185,813
Lanxess AG	647,100	30,112,407
Muenchener Rueckvers AG	151,730	30,433,104
Symrise AG	603,150	36,588,473
Wincor Nixdorf AG	634,950	30,895,473
		259,776,191
HONG KONG- 2.6%
Guangdong Investment Limited	24,309,800	31,603,540
REXLot Holdings Limited	101,345,939	8,103,858
		39,707,398
INDIA - 2.5%
Infosys Technologies Ltd. (b)	1,189,090	37,408,771

IRELAND -5.0%
CRH plc	1,324,244	31,889,106
Greencore Group plc	9,893,087	44,106,125
		75,995,231
ISRAEL - 2.6%
Teva Pharmaceuticals SP (b)	697,619	40,120,069

ITALY - 3.4%
GTECH SpA	1,277,265	28,578,483
Trevi Finanziaria SpA	7,256,383	24,850,085
		53,428,568
JAPAN - 9.4%
Asahi Group Holdings Ltd.	1,105,400	34,550,378
KDDI Corporation	547,600	34,889,427
Meiji Holdings Co., Ltd.	484,000	44,457,014
Showa Denko K.K.	23,365,000	29,044,216
		142,941,035
NORWAY - 5.3%
DnB Bank ASA	1,805,492	26,711,567
SpareBank 1 SR-Bank ASA	3,312,673	23,243,100
Yara International ASA	682,300	30,438,124
		80,392,791
RUSSIA - 0.4%
Sberbank of Russia (b)	1,312,300	5,314,815

SOUTH AFRICA - 1.5%
Sasol Ltd.	604,135	22,551,757

SOUTH KOREA - 2.0%
Samsung Electronics Company Ltd.	25,385	30,647,223

SWEDEN - 8.1%
Duni AB	1,779,500	26,378,628
Investor AB, Class B	904,856	32,920,253
Loomis AB	1,104,048	31,885,455
Svenska Handelsbanken AB, Class A	681,500	31,926,738
		123,111,074
SWITZERLAND - 2.3%
Novartis AG	374,850	34,838,623

THAILAND - 1.7%
Thai Oil PCL	20,021,200	25,558,979

UNITED KINGDOM - 15.9%
Barratt Developments plc	5,514,128	40,457,144
BBA Aviation plc	3,602,431	20,202,058
Bellway plc	1,301,206	39,302,603
Persimmon plc	1,461,909	35,935,590
Rexam plc	3,860,727	27,291,728
Standard Chartered plc	1,545,747	23,187,939
Taylor Wimpey plc	17,972,146	38,578,612
Tullow Oil plc	2,677,057	17,260,385
		242,216,059

TOTAL COMMON STOCK		1,505,614,258
(Cost $ 1,313,900,717)

Rights - 0.0%
ITALY - 0.0%
GTECH SpA	-	-
(Cost $0)

SHORT TERM INVESTMENTS - 1.4%
Money Market -1.4%
State Street Global Advisors FDS	$21,911,487	$21,911,487
(Cost $ 21,911,487)

TOTAL INVESTMENTS - 100.0%		1,527,525,745
(Cost $ 1,335,812,204)
OTHER ASSETS & LIABILITIES (NET) - 0.0%		(535,025)
NET ASSETS - 100%		$1,526,990,720

(a) Non-income producing security
(b) ADR - American Depository Receipts
The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Materials		21.1%
Consumer Discretionary		19.6%
Financials		13.7%
Industrials		10.0%
Consumer Staples		8.1%
Telecommunication Services		7.1%
Information Technology		6.5%
Energy		5.4%
Health Care		5.0%
Utilities		2.1%
Cash and Other Assets (Net)		1.4%

Pear Tree Foreign Value Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of  December 31, 2014:

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at December 31, 2014
	Level 1	Level 2	Level 3	Total

Foreign Value
Common Stock*	573,189,639	827,672,464	-	1,400,862,103
Depository Receipts	104,752,155	-	-	104,752,155
Short Term Investments	21,911,487	-	-	21,911,487
Total	$ 699,853,281	$ 827,672,464	-	$ 1,527,525,745

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between Levels are recognized at the end of the reporting period.

* Foreign Value transferred $802,113,485 out of Level 1 into Level 2.

* Common stock  labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the   following industries:

		Foreign Value

	$
Banks		81,881,405
Beverages		34,550,378
Chemicals		151,247,334
Commercial Services & Supplies		38,646,812
Computers & Peripherals		30,895,473
Construction & Engineering		32,282,563
Diversified Financials		32,920,253
Diversified Telecommunications Services		73,496,807
Food and Drug Retailing		44,457,014
Hotels, Restaurants & Leisure		28,578,483
Household Durables		26,378,628
Insurance		63,618,917
Machinery		62,784,145
Oil & Gas		25,558,979
Pharmaceuticals		34,838,623
Semiconducter Equipment & Products		30,647,223
Wireless Telecommunication Services		34,889,427

		$827,672,464

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
December 31, 2014

Common Stock - 84.5%
	Shares	Value
AUSTRALIA - 1.2%
Austal Limited	552,530	$679,674
Programmed Maintenance Services Limited	1,430,000	3,003,843
		3,683,517
AUSTRIA - 1.1%
Semperit AG Holding	66,300	3,223,627

BELGIUM - 1.5%
Kinepolis Group	110,500	4,474,139

BRAZIL - 1.7%
Equatorial Energia SA	487,637	5,081,463

CHINA - 3.0%
China Hongxing Sports Limited (a)	10,258,400	77,439
Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	2,248,563	4,771,451
Xinhua Winshare Publishing and Media Co., Ltd.	5,089,500	4,043,427
		8,892,317
DENMARK - 1.5%
DFDS A/S Copenhagen	48,400	4,648,061

FINLAND - 1.1%
PKC Group OYJ	150,200	3,195,288

FRANCE - 2.0%
Bonduelle S.A.	134,800	3,272,217
Ipsos SA	91,467	2,624,876
		5,897,093
GERMANY- 4.4%
Freenet AG	208,000	5,964,050
QSC AG	1,697,139	3,577,559
Sixt SE	93,977	3,684,579
		13,226,188
HONG KONG - 6.6%
REXLot Holdings Limited	35,250,761	2,818,733
Samson Holding Ltd.	30,834,800	4,294,956
Texwinca Holdings Limited	3,728,200	3,221,572
VST Holdings Ltd.	15,775,360	5,147,467
VTech Holdings Limited	309,500	4,446,719
		19,929,447
INDIA - 6.8%
KRBL Ltd.	3,154,200	5,219,315
LIC Housing Finance Ltd.	759,900	5,242,765
NIIT Technologies Ltd.	628,575	3,676,998
South Indian Bank Ltd.	8,063,748	3,628,032
Usha Martin Group Ltd. (a)	7,077,298	2,982,393
		20,749,503
IRELAND -6.4%
Glanbia plc	247,100	3,797,499
Greencore Group plc	1,469,454	6,551,233
IFG Group plc	1,737,985	3,217,798
UDG Healthcare plc	938,639	5,597,163
		19,163,693
ITALY - 2.5%
De'Longhi SpA	180,910	3,277,220
Trevi Finanziaria SpA	1,266,885	4,338,553
		7,615,773
JAPAN - 11.6%
Ain Pharmaciez, Inc.	172,000	4,950,569
BML, Inc.	166,800	4,446,052
Chugoku Marine Paints Ltd.	760,000	6,492,638
Daicel Corporation	512,700	6,065,228
DaiichiKosho Co., Ltd.	132,600	3,606,357
Higashi Nihon House Co., Ltd.	777,900	3,400,656
Prima Meat Packers Ltd.	1,702,000	3,862,212
Unipres Corporation	148,700	2,458,795
		35,282,507
NORWAY - 4.1%
ABG Sundal Collier Holding ASA	4,138,100	2,682,248
SpareBank 1 Nord-Norge	641,496	3,420,763
SpareBank 1 SMN	448,665	3,507,795
SpareBank 1 SR-Bank ASA	393,626	2,761,845
		12,372,651
PHILIPPINES - 0.9%
Manila Water Company, Inc.	4,081,170	2,645,815

SINGAPORE - 2.9%
BreadTalk Group Ltd.	3,487,100	4,093,335
M1 Ltd.	1,817,200	4,952,134
		9,045,469
SOUTH AFRICA - 1.5%
Clicks Group Limited	639,630	4,487,174

SWEDEN - 3.7%
Duni AB	264,000	3,913,435
Loomis AB	127,100	3,670,711
Nolato AB	160,600	3,653,102
		11,237,248
SWITZERLAND - 1.7%
Vetropack Holding AG	3,186	5,082,081

TAIWAN - 2.6%
Holtek Semiconductor, Inc.	2,133,600	3,774,073
WT Microelectronics Co., Ltd.	2,801,400	4,122,052
		7,896,125
THAILAND - 4.8%
Hana Microelectronics PCL	3,552,780	4,103,515
Ratchaburi Electricity Generating Holding PCL	3,013,400	5,381,071
Thai Union Frozen Products PCL	1,785,974	4,912,786
		14,397,372
UNITED KINGDOM - 10.9%
Alternative Networks plc	677,200	5,540,902
BBA Aviation plc	712,098	3,993,371
Character Group plc	496,900	2,074,442
Clarkson plc	102,600	3,029,484
Galliford Try plc	193,828	3,888,927
Halfords Group plc	470,131	3,439,097
Restaurant Group plc (The)	349,700	3,595,316
Vitec Group plc	400,888	3,706,306
Wetherspoon (J.D.) plc	303,100	3,871,660
		33,139,505

TOTAL COMMON STOCK		255,366,056
(Cost $ 210,019,295)

Exchange Traded Funds - 3.9%
UNITED STATES - 3.9%
iShares MSCI EAFE Small-Cap ETF	255,000	11,911,050
(Cost $ 12,026,055)
Preferred Stock - 2.1%
GERMANY - 2.1%
Dräegerwerk AG	61,900	6,282,298
(Cost $ 5,701,317)

Short Term Investments - 12.4%	Par Value	Value
Money Market - 12.4%
State Street Global Advisors FDS	$37,476,300	37,476,300
(Cost $37,476,300)

TOTAL INVESTMENTS - 102.9%		311,035,704
(Cost $ 265,222,967)
OTHER ASSETS & LIABILITIES (NET) - (2.9)%		(8,895,215)
NET ASSETS - 100%		$302,140,489

(a) Non-income producing security
The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary		19.7%
Industrials		13.9%
Consumer Staples		12.1%
Information Technology		9.6%
Financials		8.1%
Materials		6.8%
Telecommunication Services		6.6%
Health Care		5.4%
Utilities		4.4%
Commingled Fund		3.9%
Cash and Other Assets (Net)		9.5%

Pear Tree Foreign Value Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of  December 31, 2014:

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at December 31, 2014
	Level 1	Level 2	Level 3	Total
Foreign Value Small Cap
Common Stock*	137,280,542	118,008,074	77,439	255,366,055
Mutual Funds	11,911,050	-	-	11,911,050
Preferred Stock	-	6,282,298	-	6,282,298
Short Term Investments	37,476,300	-	-	37,476,300
Total	$ 186,667,892	$ 124,290,372	$ 77,439	$ 311,035,703

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

           Foreign Value Small Cap

                  Common Stock

Balances as of 3/31/2014                                                                    $            81,523

Realized gain (loss)                                                                                                -

Changed in unrealized appreciation (depreciation)                                    (4,084)

Purchases                                                                                                        -

Sales                                                                                                                    -

Transfer into Level 3                                                                          $                 -

Balances as of 12/31/2014                                                                $             77,439

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between Levels are recognized at the end of the reporting period.

* Foreign Value Small Cap Fund transferred $101,382,727 out of Level 1 into Level 2.

* Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the  following industries:

Foreign Value Small Cap

Auto Components
Banks
Chemicals
Commercial Services & Supplies
Communications Equipment
Construction & Engineering
Containers & Packaging
Diversified Financials
Diversified Telecommunication Services
Diversified Telecommunication
	$	$2,458,795 9,690,403 12,557,866 7,355,290 3,653,102 4,338,553 5,082,081 2,682,248 5,964,050 3,577,559
Electric Utilities Electronic Equipment & Instruments		10,462,534 4,103,515
Food & Drug Retailing Food Products Health Care Equipment & Supplies Health Care Providers & Services Household Durables Machinery Manufacturing Marine Media Water Utilities		4,950,569 8,774,998 6,282,298 4,446,052 10,591,311 3,195,288 3,223,627 4,648,061 3,606,357 2,645,815

$124,290,372

* Common stock labeled as Level 3 balance consists of the market value of the associated Level 3 investments in the  following industries:
Foreign Value Small Cap

Leisure Equipment & Products	$77,439
Telecommunication Services	-

                                                                                                                 $                           77,439

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2014;

Fair Value                                                                                                               Impact to
Common                December         Valuation                    Unobservable               Range              Valuation from
Stock	31, 2014 Methodologies Input (1) a Decrease in Input (2)

Foreign Value      $77,439               Market                 Comparability                 100%                   Decrease
Small Cap                                           Comparable          Adjustment

1. In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

2. This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Pear Tree Funds

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: February 27, 2015

By:           /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: February 27, 2015